INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2015	$ 55,035	$ 5,770	$ 128,410	$ (6,254)	$ (71,822)	$ (1,069)
Balance (in shares) at Dec. 31, 2015		7,784,644
Issuance of shares in respect of Stock-based compensation	7	$ 5	2	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		14,600
Stock-based compensation expenses	94	$ 0	94	0	0	0
Transaction with shareholders	0	0	(323)	323	0	0
Distribution of a subsidiary as a dividend in kind	(17,577)	0	0	(213)	(17,737)	373
Other comprehensive income	1,604	0	0	793	0	811
Net income (loss) attributable to Non-controlling interest	45	0	0	0	0	45
Net income attributable to Pointer shareholders	2,243	0	0	0	2,243	0
Balance at Jun. 30, 2016	41,451	$ 5,775	128,183	(5,351)	(87,316)	160
Balance (in shares) at Jun. 30, 2016		7,799,244
Balance at Dec. 31, 2015	55,035	$ 5,770	128,410	(6,254)	(71,822)	(1,069)
Balance (in shares) at Dec. 31, 2015		7,784,644
Issuance of shares in respect of Stock-based compensation	98	$ 67	31	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		89,275
Stock-based compensation expenses	320	$ 0	320	0	0	0
Exercise of options in subsidiary	0	0	(323)	323	0	0
Distribution of a subsidiary as a dividend in kind	(17,577)	0	0	(213)	(17,737)	373
Other comprehensive income	1,311	0	0	511	0	800
Net income (loss) attributable to Non-controlling interest	58	0	0	0	0	58
Net income attributable to Pointer shareholders	3,444	0	0	0	3,444	0
Balance at Dec. 31, 2016	42,689	$ 5,837	128,438	(5,633)	(86,115)	162
Balance (in shares) at Dec. 31, 2016		7,873,919
Issuance of shares in respect of Stock-based compensation	276	$ 133	143	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		159,875
Stock-based compensation expenses	217	$ 0	217	0	0	0
Other comprehensive income	3,156	0	0	3,156	0	0
Net income (loss) attributable to Non-controlling interest	6	0	0	0	0	6
Net income attributable to Pointer shareholders	3,527	0	0	0	3,527	0
Balance at Jun. 30, 2017	$ 49,871	$ 5,970	$ 128,798	$ (2,477)	$ (82,588)	$ 168
Balance (in shares) at Jun. 30, 2017		8,033,794